Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
Employee Benefit Plans

17. Employee Benefit Plans

The Company has established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a percentage of their annual compensation as defined in the 401(k) Plan. To date, the Company has made no contributions to the 401(k) Plan.